Investment Strategy - iShares Prime Money Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund’s Board of Trustees (the “Board”) has determined that the Fund qualifies as a “money market fund” pursuant to Rule 2a‑7 under the Investment Company Act of 1940, as amended (“Rule 2a‑7”).
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7, and other rules of the Securities and Exchange Commission (“SEC”).
Unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s shares are traded on the New York Stock Exchange LLC (“NYSE”) and the market price of the Fund’s shares will generally fluctuate in accordance with changes in net asset value per share (“NAV”) as well as the relative supply of, and demand for, shares on the NYSE.
You could lose money by investing in the Fund.
The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.